Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
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Basis of preparation

Basis of preparation

These financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to 31 December each year. The financial statements have been prepared on the going concern basis using the historical cost convention, as modified by the revaluation of available-for-sale financial assets, financial assets and financial liabilities held at fair value through profit or loss and all derivative contracts, assets held for sale, retirement benefit obligations and cash-settled share-based payments, where applicable. An assessment of the appropriateness of the adoption of the going concern basis of accounting is disclosed in the Directors’ statement of going concern set out in the Directors’ Report.

Compliance with International Financial Reporting Standards

The Santander UK group Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB), including interpretations issued by the IFRS Interpretations Committee (IFRS IC) of the IASB (together IFRS). The Santander UK group has also complied with its legal obligation to comply with International Financial Reporting Standards as adopted by the European Union as there are no applicable differences between the two frameworks for the periods presented.

The Company financial statements have been prepared in accordance with International Financial Reporting Standards as adopted by the European Union and as applied in accordance with the provision of the UK Companies Act 2006.

Disclosures required by IFRS 7 ‘Financial Instruments: Disclosure’ relating to the nature and extent of risks arising from financial instruments, and IAS 1 ‘Presentation of Financial Statements’ relating to objectives, policies and processes for managing capital, can be found in the Risk review which form an integral part of these financial statements.

The Santander UK group designates certain financial liabilities at fair value through profit or loss where they contain embedded derivatives or where associated derivatives used to economically hedge the risk are held at fair value. Following the endorsement of IFRS 9 ‘Financial Instruments’ by the EU in December 2016, the Santander UK group has elected to early apply from 1 January 2017 the requirements for the presentation of gains and losses on such financial liabilities relating to own credit in other comprehensive income without applying the other requirements in IFRS 9. The cumulative own credit adjustment component of the cumulative fair value adjustment on financial liabilities designated at fair value through profit or loss was £18m (net of tax) and is included in opening retained earnings.

Change in accounting policy

During the year, management changed the accounting policy for business combinations between entities under common control. Previously, the Santander UK group applied acquisition accounting under IFRS 3 where the acquisition was for cash consideration. Where the acquisition was for non-cash consideration, the acquisition was accounted for in a manner consistent with group reconstruction relief under the UK GAAP (merger accounting). Management has elected to account for all business combinations between entities under common control at their book values in the acquired entity by including the acquired entity’s results from the date of the business combinations and not restating comparatives. Management believes changing to this basis of accounting is more relevant to accounting for business combinations between entities under common control. Applying acquisition accounting to such transactions where all of the businesses are ultimately controlled by the same party both before and after the business combinations is seen as being less relevant as there are no parties external to Banco Santander SA. For the Santander UK group, the effect of changing the accounting policy is to reduce goodwill by £631m and reduce retained earnings by the same amount, this amount representing the difference between the purchase price and the aggregate book value of the assets and liabilities of Santander Cards Limited, Santander Cards (UK) Limited (and its subsidiaries), Santander Cards Ireland Limited and Santander Consumer (UK) plc, which were acquired from Banco Santander SA in 2010. Each of the comparative periods presented has been restated to reflect the change in accounting policy. The application of the change in accounting policy did not result in any material change to the accounting for the acquisition of Alliance & Leicester plc from Banco Santander SA in 2009.

Future accounting developments

As at 31 December 2017, the Santander UK group has not yet adopted the following significant new or revised standards and interpretations, and amendments thereto, which have been issued but which are not yet effective for the Santander UK group:

a)	IFRS 9 ‘Financial Instruments’ (IFRS 9) – In July 2014, the International Accounting Standards Board (IASB) approved IFRS 9 to replace IAS 39 ‘Financial Instruments: Recognition and Measurement’.

IFRS 9 sets out the requirements for recognition and measurement of financial instruments. The main new developments of the standard are discussed below.

Classification and measurement of financial assets and financial liabilities: Under IFRS 9, financial assets are classified on the basis of the business model within which they are held and their contractual cash flow characteristics. These factors determine whether the financial assets are measured at amortised cost, fair value through other comprehensive income or fair value through profit or loss. For many financial assets, the classification and measurement outcomes are similar to IAS 39. However, under IFRS 9, embedded derivatives are not separated from host financial assets and equity securities are measured at fair value either through profit or loss or, in certain circumstances, an irrevocable election may be made to present fair value movements in other comprehensive income. The requirements for the classification and measurement of financial liabilities were carried forward unchanged from IAS 39, however, the requirements relating to the fair value option for financial liabilities were changed to address own credit risk and, in particular, the presentation of gains and losses within other comprehensive income. For the Santander UK group:

–	The vast majority of financial assets which are classified as loans and receivables or held-to-maturity investments under IAS 39 (including certain debt securities) will continue to be measured at amortised cost under IFRS 9;

–	Most debt securities classified as available-for-sale financial assets will be measured at fair value through other comprehensive income, with some being measured at fair value through profit or loss;
–	Treasury and other eligible bills classified as available-for-sale financial assets will be measured at amortised cost or fair value through other comprehensive income depending upon the business model in which they are held; and
–	Certain loans currently designated at fair value through profit or loss under IAS 39 may be reclassified to amortised cost where they are held within a business model whose objective is to hold the assets to collect contractual cash flows and those cash flows represent solely payments of principal and interest on the principal outstanding.

Impairment: IFRS 9 introduces fundamental changes to the impairment of financial assets measured at amortised cost or at fair value through other comprehensive income, lease receivables and certain commitments to extend credit and financial guarantee contracts. It is no longer necessary for losses to be incurred before credit losses are recognised. Instead, under IFRS 9, an entity always accounts for expected credit losses (ECLs), and any changes in those ECLs. The ECL approach must reflect both current and forecast changes in macroeconomic data over a horizon that extends from 12 months to the remaining life of the asset if a borrower’s credit risk is deemed to have deteriorated significantly at the reporting date compared to the origination date. The estimate of ECLs, should reflect an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes and considering reasonable and supportable information at the reporting date. Similar to the current incurred credit loss provisioning approach, management will exercise judgement as to whether additional adjustments are required in order to adequately reflect possible events or current conditions that could affect credit risk.

For financial assets, an ECL is the current value of the difference between the contractual cash flows owed to the entity and the cash flows which the entity expects to receive. For undrawn loan commitments, an ECL is the current value of the difference between the contractual cash flows owed to the entity and the cash flows which the entity expects to receive if the loan is drawn.

An assessment of each facilities’ credit risk profile will determine whether they are to be allocated to one of three stages:

–	Stage 1: when it is deemed there has been no significant increase in credit risk since initial recognition, a loss allowance equal to a 12-month ECL – i.e. the proportion of lifetime expected losses resulting from possible default events within the next 12-months – will be applied;
–	Stage 2: when it is deemed there has been a significant increase in credit risk since initial recognition, but no credit impairment has materialised, a loss allowance equal to the lifetime ECL – i.e. lifetime expected loss resulting from all possible defaults throughout the residual life of a facility – will be applied; and
–	Stage 3: when the facility is considered credit impaired, a loss allowance equal to the lifetime ECL will be applied. Similar to incurred losses under IAS 39, objective evidence of credit impairment is required.

The assessment of whether a significant increase in credit risk has occurred since initial recognition involves the application of both quantitative measures and qualitative factors, requires management judgement and is a key aspect of the IFRS 9 methodology.

Hedge accounting: The general hedge accounting requirements align more closely with risk management practices and establish a more principle-based approach thereby allowing hedge accounting to be applied to a wider variety of hedging instruments and risks. Macro hedge accounting is being dealt with as a separate project. Until such time as that project is complete, and to remove any potential conflict between any existing macro hedge accounting undertaken under IAS 39 and the new general hedge accounting requirements of IFRS 9, entities can choose to continue to apply the existing hedge accounting requirements in IAS 39. Santander UK group has decided to continue IAS 39 hedge accounting and consequently, there are no changes being implemented to hedge accounting policies and practices.

Transition and impact: IFRS 9 has been endorsed for use in the European Union. The mandatory effective date of IFRS 9 is 1 January 2018. The classification, measurement and impairment requirements will be applied retrospectively by adjusting the opening balance sheet at the date of initial application. There is no requirement to restate comparative information.

For the Santander UK group, the application of IFRS 9 decreases shareholders’ equity at 1 January 2018 by £192m (net of tax), comprised of a £49m decrease arising from the application of the new classification and measurement requirements for financial assets (as explained above), and a c£211m decrease arising from the application of the new ECL impairment methodology, these amounts being partially offset by the recognition of a deferred tax asset of £68m.

These impacts take into account the narrow-scope amendments made to IFRS 9 by the IASB in October 2017 entitled ‘Prepayment Features with Negative Compensation (Amendments to IFRS 9)’. These amendments which are not effective until annual periods beginning on or after 1 January 2019 can be adopted early. The amendments permit some prepayable financial assets with negative compensation to be measured at amortised cost that, but for the amendment, would have been measured at fair value through profit or loss. Negative compensation arises where the contractual terms permit the borrower to prepay the instrument before its contractual maturity, but the prepayment amount could be less than unpaid amounts of principal and interest. To qualify for amortised cost measurement, the negative compensation must be “reasonable compensation” for early termination of the contract. The amendments are awaiting EU endorsement.

As referred to in the ‘Compliance with International Financial Reporting Standards’ section above, the Santander UK group elected to early apply from 1 January 2017 the requirements for the presentation of gains and losses on certain financial liabilities relating to own credit in other comprehensive income. This presentational change had no impact on shareholders’ equity.

Recommendations of the Enhanced Disclosure Task Force (EDTF) with respect to Expected Credit Losses

The following additional information is provided in accordance with the recommendations of the EDTF in their 30 November 2015 report entitled ‘Impact of Expected Credit Loss Approaches on Bank Risk Disclosures’ regarding applying the key principles within an expected credit loss (ECL) approach and the risk management organisation, processes and key functions.

a) How Santander UK interprets and expects to apply the key principles within an ECL approach

In forecasting ECLs under IFRS 9, Santander UK has leveraged retail and corporate credit risk models used for underwriting, portfolio management and regulatory capital. These credit risk measurement tools principally capture idiosyncratic (customer and facility) risk drivers and when transformed into probability of default (PD), exposure at default (EAD) and loss given default (LGD) estimates, form the basis for quantifying ECL.

Outputs from these models have been incorporated into a new modelling framework developed for IFRS 9, which combines other factors that explicitly capture systemic effects (relating to changes in credit conditions) and the maturity of the exposure. Systemic effects are accounted for by using the outputs of existing macroeconomic stress testing models as factors in the ECL calculation, while the addition of time related factors (such as time since last rating) enable the forecasting of risk, for each individual loan, to be extended over the lifetime of the exposure and reflect economic forecasts.

The ability to forecast beyond 12 months is further supplemented by the introduction of a new survival rate (SR) model which predicts the likelihood that an exposure will still be open and not defaulted at any point during its remaining life (after making allowance for early redemptions).

The calculation of ECL is based on either possible defaults within a period of 12 months following the reporting date (12-month ECL) or defaults arising throughout the residual life of the exposure (Lifetime ECL). The forecast horizon will be determined according to a stage allocation assessment, whereby an underlying facility is assigned to one of three stages as set out above. The assessment of whether there has been significant increase in credit risk since initial recognition, for the purpose of moving exposures between stages, will incorporate a number of quantitative, qualitative and days past due ‘backstop’ tests. The determination incorporates a measure of the change in default risk between initial recognition and the reporting date.

For each term loan the output of the PD, EAD, LGD and SR models are multiplied together to derive a measure of ECL for each month to the end of the contractual period. The resulting ECL forecast is then discounted using the effective interest rate to reflect the time value of money. Summing each monthly ECL to the end of the contractual term gives the lifetime ECL, while the 12-month ECL is calculated by summing the first 12-monthly ECL values only. For revolving credit facilities the lifetime period is determined to be the point at which either the SR model predicts all exposures have closed or the ECL value is zero through the effects of discounting.

ECLs will be based on macroeconomic inputs reflecting a set of scenarios that will incorporate, as a minimum; a base scenario, an upside scenario and a downside scenario based on various macroeconomic variables, e.g. GDP, house prices, unemployment rates, etc. Each scenario will be assigned a probability weighting that reflects the likelihood of occurrence. The resulting ECL for each scenario will be combined to give an unbiased, probability-weighted ECL value.

b) Santander UK’s governance processes over ECL

A separate IFRS 9 Steering Group, was set up to manage the implementation of IFRS 9. With respect to ECL, a number of cross-functional working groups were mobilised to opine and make proposals on model design and integration, technical accounting and implementation. Approvals and ratification were sought at a series of Management Committees and Forums, whilst key risks, assumptions, issues, and dependencies, aligned to material portfolios/key design considerations, have been tracked at the Steering Group.

ECL impairment models are sensitive to changes in credit conditions, and reflect various management judgements that give rise to measurement uncertainty. The governance framework for generating and reviewing the scenarios and weights leverages Santander UK’s existing processes to assess risk appetite and manage stress testing, which incorporate the views of subject matter experts across numerous business functions and a comparison with external benchmarks prior to running forecasting models. The following fora review provision drivers and ensure that management judgements remain appropriate:

–	The Model Risk Control Forum, which reviews and approves required changes to ECL models;
–	The Asset and Liability Committee is responsible for reviewing and approving the economic scenarios and probability weights used to calculate forward-looking scenarios;
–	The Credit Provisions Forum reviews management judgements and approves IFRS 9 ECL impairment allowances; and
–	The Board Audit Committee reviews and challenges the appropriateness of the estimates and judgements made by management.

b)	IFRS 15 ‘Revenue from Contracts with Customers’ (IFRS 15) – In May 2014, the IASB issued IFRS 15. The effective date of IFRS 15 is 1 January 2018. The standard establishes a principles-based approach for revenue recognition and introduces the concept of recognising revenue for performance obligations as they are satisfied. Revenue relating to lease contracts, insurance contracts and financial instruments is outside the scope of IFRS 15. For Santander UK group’s fee and commission income, which is within the scope of the standard, income is recognised as services are provided and this continues under the performance obligation approach in IFRS 15. There have been no significant changes in the recognition of in scope income and, consequently, IFRS 15 has no material impact for the Santander UK group.

c)	IFRS 16 ‘Leases’ (IFRS 16) – In January 2016, the IASB issued IFRS 16. The standard is effective for annual periods beginning on or after 1 January 2019. Earlier adoption is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure for both lessees and lessors. For lessee accounting, IFRS 16 introduces a single lessee accounting model and requires a lessee to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments for all leases with a term of more than 12 months, unless the underlying asset is of low value. For lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements from the existing leasing standard (IAS 17) and a lessor continues to classify its leases as operating leases or finance leases and to account for those two types of leases differently. At the date of publication of these Consolidated Financial Statements the impact of the standard is currently being assessed and it is not yet practicable to quantify the effect of IFRS 16 on these Consolidated Financial Statements. Details of existing operating lease commitments in respect of leases where the Santander UK group is lessee and that are likely to come on the balance sheet under IFRS 16 are set out in Note 29.

Comparative information

As required by US public company reporting requirements, these financial statements include two years of comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and related Notes.

Consolidation

Consolidation

a) Subsidiaries

The Consolidated Financial Statements incorporate the financial statements of Santander UK plc and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved where the Company has (i) power over the investee; (ii) is exposed, or has rights, to variable returns from its involvement with the investee; and (iii) has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

–	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
–	Potential voting rights held by the Company, other vote holders or other parties
–	Rights arising from other contractual arrangements
–	Any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of a subsidiary acquired or disposed of during the year are included in the consolidated income statement and the consolidated statement of comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary. Inter-company transactions, balances and unrealised gains on transactions between Santander UK group companies are eliminated; unrealised losses are also eliminated unless the cost cannot be recovered.

The acquisition method of accounting is used to account for the acquisition of subsidiaries which meet the definition of a business. The cost of an acquisition is measured at the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. Acquisition related costs are expensed as incurred. The excess of the cost of acquisition, as well as the fair value of any interest previously held, over the fair value of the Santander UK group’s share of the identifiable net assets of the acquired subsidiary, associate or business at the date of acquisition is recorded as goodwill. When the Santander UK group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. Amounts previously recognised in other comprehensive income in relation to the subsidiary are accounted for (i.e. reclassified to profit or loss or transferred directly to retained earnings) in the same manner as would be required if the relevant assets or liabilities are disposed of. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39 ‘Financial Instruments: Recognition and Measurement’ or, when applicable, the costs on initial recognition of an investment in an associate or jointly controlled entity.

Business combinations between entities under common control (i.e. fellow subsidiaries of Banco Santander SA (the ultimate parent)) are outside the scope of IFRS 3 – ‘Business Combinations’, and there is no other guidance for such transactions under IFRS. The Santander UK group elects to account for business combinations between entities under common control at their book values in the acquired entity by including the acquired entity’s results from the date of the business combination and not restating comparatives. Reorganisations of entities within the Santander UK group are accounted for at their book values.

Interests in subsidiaries are eliminated during the preparation of the Consolidated Financial Statements. Interests in subsidiaries in the Company unconsolidated financial statements are held at cost subject to impairment.

b) Joint ventures

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Accounting policies have been aligned to the extent there are differences from the Santander UK group’s policies.

The Santander UK group’s investments in joint ventures are accounted for by the equity method of accounting and are initially recorded at cost and adjusted each year to reflect the Santander UK group’s share of the post-acquisition results of the joint venture. When the Santander UK group’s share of losses of a joint venture exceed the Santander UK group’s interest in that joint venture, the Santander UK group discontinues recognising its share of further losses. Additional losses are recognised only to the extent that the Santander UK group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each entity (including foreign branch operations) in the Santander UK group are measured using the currency that best reflects the economic substance of the underlying events and circumstances relevant to that entity (the functional currency). The Consolidated Financial Statements are presented in sterling, which is the functional currency of the Company.

Income statements and cash flows of foreign entities are translated into the Santander UK group’s presentation currency at average exchange rates for the year and their balance sheets are translated at the exchange rates ruling on 31 December.

Exchange differences arising from the translation of the net investment in foreign entities are recognised in other comprehensive income. When a foreign entity is sold, such exchange differences are recognised in the income statement as part of the gain or loss on sale.

Foreign currency transactions are translated into the functional currency of the entity involved at the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement unless recognised in other comprehensive income in connection with a cash flow hedge. Non-monetary items denominated in a foreign currency measured at historical cost are not retranslated. Exchange rate differences arising on non-monetary items measured at fair value are recognised in the consolidated income statement except for differences arising on available-for-sale equity securities which are recognised in other comprehensive income.

Revenue recognition

Revenue recognition

a) Interest income and expense

Interest income on financial assets that are classified as loans and receivables, held-to-maturity investments or available-for-sale securities, and interest expense on financial liabilities other than those at fair value through profit or loss are determined using the effective interest method. The effective interest rate is the rate that discounts the estimated future cash payments or receipts over the expected life of the instrument or, when appropriate, a shorter period, to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, the future cash flows are estimated after considering all the contractual terms of the instrument excluding future credit losses. The calculation includes all amounts paid or received by the Santander UK group that are an integral part of the overall return, direct incremental transaction costs related to the acquisition, issue or disposal of the financial instrument and all other premiums or discounts. Interest income on assets classified as loans and receivables and available-for-sale, interest expense on liabilities classified at amortised cost, and interest income and expense on hedging derivatives are recognised in interest and similar income and interest expense and similar charges in the income statement.

In accordance with IFRS, the Santander UK group recognises interest income on assets after they have been written down as a result of an impairment loss. Interest continues to be accrued on all loans and the element of interest that is not anticipated to be recovered is provided for. Interest income on impaired financial assets is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.

b) Fee and commission income and expense

Fees and commissions that are not an integral part of the effective interest rate are recognised when the service is provided, or on the performance of a significant act. For retail and corporate products, fee and commission income consists principally of collection services fees, commission on foreign currencies, commission and other fees received from retailers for processing credit card transactions, fees received from other credit card issuers for providing cash advances for their customers through the Santander UK group’s branch and ATM networks, annual fees payable by credit card holders and fees for non-banking financial products. Revenue from these income streams is recognised when the service is provided.

For insurance products, fee and commission income consists principally of commissions earned on the sale of building and contents insurance, life protection insurance and payment cover insurance. Revenue from these income streams is recognised when the service is provided.

Fee and commission income which forms an integral part of the effective interest rate of a financial instrument (e.g. certain loan commitment fees) is recognised as an adjustment to the effective interest rate and recorded in ‘Interest income’.

c) Dividend income

Except for equity securities classified as trading assets or financial assets held at fair value through profit or loss, described below, dividend income is recognised when the right to receive payment is established. This is the ex-dividend date for equity securities.

d) Net trading and other income

Net trading and other income comprises all gains and losses from changes in the fair value of financial assets and liabilities held at fair value through profit or loss (including financial assets and liabilities held for trading, trading derivatives and designated as fair value through profit or loss), together with related interest income, expense, dividends and changes in fair value of any derivatives managed in conjunction with these assets and liabilities. Changes in fair value of derivatives in a fair value hedging relationship are also recognised in net trading and other income. Net trading and other income also include income from operating lease assets, and profits/(losses) arising on the sales of property, plant and equipment and subsidiary undertakings.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, including computer software, which are assets that necessarily take a substantial period of time to develop for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use. All other borrowing costs are recognised in profit or loss in the period in which they occur.

Pensions and other post-retirement benefits

Pensions and other post-retirement benefits

The Santander UK group operates various pension schemes. The schemes are generally funded through payments to insurance companies or trustee-administered funds, as determined by periodic actuarial calculations. A defined benefit scheme is a pension scheme that guarantees an amount of pension benefit to be provided, usually as a function of one or more factors such as age, years of service or compensation. A defined contribution plan is a pension scheme under which the Santander UK group pays fixed contributions as they fall due into a separate entity (a fund). The pension paid to the member at retirement is based on the amount in the separate fund for each member. The Santander UK group has no legal or constructive obligations to pay further contributions into the fund to ‘top up’ benefits to a certain guaranteed level. Pension costs are charged to the ‘Administration expenses’, within the line item ‘Operating expenses before impairment losses, provisions and charges’ with the net interest on the defined benefit asset or liability included within ‘Net interest income’ in the income statement.

a) Defined benefit schemes

The asset or liability recognised in respect of defined benefit pension schemes is the present value of the defined benefit obligation at the balance sheet date, less the fair value of scheme assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The assets of the schemes are measured at their fair values at the balance sheet date. Full actuarial valuations of the Santander UK group’s defined benefit schemes are carried out on a triennial basis. Each scheme’s trustee is responsible for the actuarial valuations and in doing so considers or relies in part on a report of a third party expert.

The present value of the defined benefit obligation is estimated by projecting forward the growth in current accrued pension benefits to reflect inflation and salary growth to the date of pension payment, then discounted to present value using the yield applicable to high-quality AA rated corporate bonds of the same currency and which have terms to maturity closest to the terms of the scheme liabilities, adjusted where necessary to match those terms. In determining the value of scheme liabilities, demographic and financial assumptions are made by management about life expectancy, inflation, discount rates, pension increases and earnings growth, based on past experience and future expectations. Financial assumptions are based on market conditions at the balance sheet date and can generally be derived objectively.

Demographic assumptions require a greater degree of estimation and judgement to be applied to externally derived data. Any surplus or deficit of scheme assets over liabilities is recognised in the balance sheet as an asset (surplus) or liability (deficit). An asset is only recognised to the extent that the surplus can be recovered through reduced contributions in the future or through refunds from the scheme. The income statement includes the net interest income/expense on the net defined benefit liability/asset, current service cost and any past service cost and gain or loss on settlement. Remeasurement of defined benefit pension schemes, including return on scheme assets (excludes amounts included in net interest), actuarial gains and losses (arising from changes in demographic assumptions, the impact of scheme experience and changes in financial assumptions) and the effect of the changes to the asset ceiling (if applicable), are recognised in other comprehensive income.

Remeasurement recognised in other comprehensive income will not be reclassified to the income statement. Past-service costs are recognised as an expense in the income statement at the earlier of when the scheme amendment or curtailment occurs and when the related restructuring costs or termination benefits are recognised. Curtailments include the impact of significant reductions in the number of employees covered by a scheme, or amendments to the terms of the scheme so that a significant element of future service will no longer qualify for benefits or will qualify only for reduced benefits. Curtailment gains and losses on businesses that meet the definition of discontinued operations are included in profit or loss for the year from discontinued operations. Gains and losses on settlements are recognised when the settlement occurs.

b) Defined contribution plans

For defined contribution plans, the Santander UK group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been paid, the Santander UK group has no further payment obligation. The regular contributions constitute net periodic costs for the year in which they are due and are included in staff costs which are presented in Administration expenses in the income statement.

c) Post-retirement medical benefit plans

Post-retirement medical benefit liabilities are determined using the Projected Unit Credit Method, with actuarial valuations updated at each year-end. The expected benefit costs are accrued over the period of employment using an accounting methodology similar to that for the defined benefit pension scheme.

Share-based payments

Share-based payments

The Santander UK group engages in cash-settled and equity-settled share-based payment transactions in respect of services received from certain of its employees. Shares of the Santander UK group’s parent, Banco Santander SA are purchased in the open market by the Santander UK group (for the Employee Sharesave scheme) or are purchased by Banco Santander SA or another Banco Santander company (for awards granted under the Long-Term Incentive Plan and the Deferred Shares Bonus Plan) to satisfy share options as they vest.

Options granted under the Employee Sharesave scheme are accounted for as cash-settled share-based payment transactions. Awards granted under the Long-Term Incentive Plan and Deferred Shares Bonus Plan are accounted for as equity-settled share-based payment transactions.

The fair value of the services received is measured by reference to the fair value of the shares or share options initially on the date of the grant for both the cash and equity settled share-based payments and then subsequently at each reporting date for the cash settled share-based payments. The cost of the employee services received in respect of the shares or share options granted is recognised in the income statement within administration expenses, over the period that the services are received, which is the vesting period.

A liability equal to the portion of the goods or services received is recognised at the current fair value determined at each balance sheet date for cash-settled share-based payments. A liability equal to the amount to be reimbursed to Banco Santander SA is recognised at the current fair value determined at the grant date for equity-settled share-based payments.

The fair value of the options granted under the Employee Sharesave scheme is determined using an option pricing model, which takes into account the exercise price of the option, the current share price, the risk free interest rate, the expected volatility of the Banco Santander SA share price over the life of the option and the dividend growth rate. The fair value of the awards granted for the Long-Term Incentive Plan was determined at the grant date using an option pricing model, which takes into account the share price at grant date, the risk free interest rate, the expected volatility of the Banco Santander SA share price over the life of the award and the dividend growth rate. Vesting conditions included in the terms of the grant are not taken into account in estimating fair value, except for those that include terms related to market conditions. Non-market vesting conditions are taken into account by adjusting the number of shares or share options included in the measurement of the cost of employee service so that ultimately, the amount recognised in the income statement reflects the number of vested shares or share options.

Where an award has been modified, as a minimum, the expense of the original award continues to be recognised as if it had not been modified. Where the effect of a modification is to increase the fair value of an award or increase the number of equity instruments, the incremental fair value of the award or incremental fair value of the modification of the award is recognised in addition to the expense of the original grant, measured at the date of modification, over the modified vesting period.

A cancellation that occurs during the vesting period is treated as an acceleration of vesting, and recognised immediately for the amount that would otherwise have been recognised for services over the vesting period.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill represents the excess of the cost of an acquisition, as well as the fair value of any interest previously held, over the fair value of the Santander UK group’s share of the identifiable net assets of the acquired subsidiary, associate, or business at the date of acquisition. Goodwill on the acquisition of subsidiaries and businesses is included in intangible assets. Goodwill on acquisitions of associates is included as part of investment in associates. Goodwill is tested for impairment at each balance sheet date, or more frequently when events or changes in circumstances dictate, and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity or business include the carrying amount of goodwill relating to the entity or business sold.

Other intangible assets are recognised if they arise from contracted or other legal rights or if they are capable of being separated or divided from the Santander UK group and sold, transferred, licensed, rented or exchanged. The value of such intangible assets is amortised on a straight-line basis over the useful economic life of the assets in question, which ranges from three to seven years. Other intangible assets are reviewed annually for impairment indicators and tested for impairment where indicators are present.

Software development costs are capitalised when they are direct costs associated with identifiable and unique software products that are expected to provide future economic benefits and the cost of these products can be measured reliably. These costs include payroll, the costs of materials and services and directly attributable overheads. Internally developed software meeting these criteria and externally purchased software are classified in intangible assets on the balance sheet and amortised on a straight-line basis over their useful life of three to seven years, unless the software is an integral part of the related computer hardware, in which case it is treated as property, plant and equipment as described below. Capitalisation of costs ceases when the software is capable of operating as intended. Costs associated with maintaining software programmes are expensed as incurred.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment include owner-occupied properties (including leasehold properties), office fixtures and equipment and computer software. Property, plant and equipment are carried at cost less accumulated depreciation and accumulated impairment losses. A review for indications of impairment is carried out at each reporting date. Gains and losses on disposal are determined by reference to the carrying amount and are reported in net trading and other income. Repairs and renewals are charged to the income statement when the expenditure is incurred. Internally developed software meeting the criteria set out in ’Goodwill and other intangible assets’ above and externally purchased software are classified in property, plant and equipment on the balance sheet where the software is an integral part of the related computer hardware (e.g. operating system of a computer).

Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years

Depreciation is not charged on freehold land and assets under construction.

Financial assets and liabilities

Financial assets and liabilities

Financial assets and liabilities are initially recognised when the Santander UK group becomes a party to the contractual terms of the instrument. The Santander UK group determines the classification of its financial assets and liabilities at initial recognition. Financial assets are classified as financial assets at fair value through profit or loss, loans and receivables, available-for-sale financial assets and held-to-maturity investments. Financial assets that are classified at fair value through profit or loss, which have not been designated as such or are not accounted for as derivatives, or assets classified as available-for-sale, may subsequently in rare circumstances, be reclassified from the fair value through profit or loss category to the loans and receivables, available-for-sale or held-to-maturity categories. In order to meet the criteria for reclassification, the asset must no longer be held for the purpose of selling or repurchasing in the near-term and must also meet the definition of the category into which it is to be reclassified had it not been required to classify it at fair value through profit or loss at initial recognition. The reclassified value is the fair value of the asset at the date of reclassification. The Santander UK group has not utilised this option and therefore has not reclassified any assets from the fair value through profit or loss category that were classified as such at initial recognition. Financial liabilities are classified as fair value through profit or loss if they are either held for trading or otherwise designated at fair value through profit or loss on initial recognition.

Financial assets are derecognised when the rights to receive cash flows have expired or the Santander UK group has transferred its contractual right to receive the cash flows from the assets and either: (1) substantially all the risks and rewards of ownership have been transferred; or (2) the Santander UK group has neither retained nor transferred substantially all of the risks and rewards, but has transferred control. Financial liabilities are derecognised when extinguished, cancelled or expired.

A regular way purchase is a purchase of a financial asset under a contract whose terms require delivery of the asset within the timeframe established generally by regulation or convention in the market place concerned. Regular way purchases of financial assets classified as loans and receivables, issues of equity or financial liabilities measured at amortised cost are recognised on settlement date; all other regular way purchases and issues are recognised on trade date.

a) Financial assets and liabilities at fair value through profit or loss

Financial assets and financial liabilities are classified as fair value through profit or loss if they are either held for trading or otherwise designated at fair value through profit or loss on initial recognition.

Financial assets and financial liabilities are classified as held for trading if they are derivatives or if they are acquired or incurred principally for the purpose of selling or repurchasing in the near-term, or form part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking.

In certain circumstances financial assets and financial liabilities other than those that are held for trading are designated at fair value through profit or loss where this results in more relevant information because it significantly reduces a measurement inconsistency that would otherwise arise from measuring assets or liabilities or recognising the gains or losses on them on a different basis, where the assets or liabilities are managed and their performance evaluated on a fair value basis, or where a financial asset or financial liability contains one or more embedded derivatives which are not closely related to the host contract.

Financial assets and financial liabilities classified as fair value through profit or loss are initially recognised at fair value and transaction costs are taken directly to the income statement. Gains and losses arising from changes in fair value are included directly in the income statement except for gains and losses on financial liabilities designated at fair value through profit and loss relating to own credit which are presented in other comprehensive income.

Derivative financial instruments, trading assets and liabilities and financial assets and liabilities designated at fair value are classified as fair value through profit or loss.

b) Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments, that are not quoted in an active market and which are not classified as available-for-sale or fair value through profit or loss. They arise when the Santander UK group provides money or services directly to a customer with no intention of trading the loan. Loans and receivables are initially recognised at fair value including direct and incremental transaction costs. They are subsequently valued at amortised cost, using the effective interest method. Loans and receivables consist of loans and advances to banks, loans and advances to customers, and loans and receivables securities.

c) Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale and are not categorised into any of the other categories described. They are initially recognised at fair value including direct and incremental transaction costs. They are subsequently held at fair value. Gains and losses arising from changes in fair value of available-for-sale securities are recognised in other comprehensive income until sale or until determined to be impaired when the cumulative gain or loss or impairment losses are transferred to the income statement. Where the financial asset is interest-bearing, interest is determined using the effective interest method.

Income on investments in equity shares, debt instruments and other similar interests is recognised in the income statement as and when dividends are declared and interest is accrued. Impairment losses and foreign exchange translation differences on monetary items are recognised in the income statement.

d) Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities that the Santander UK group’s management has the positive intention and ability to hold to maturity other than:

–	Those that the Santander UK group designates upon initial recognition as at fair value through profit or loss;
–	Those that the Santander UK group designates as available-for-sale; and
–	Those that meet the definition of loans and receivables.

These are initially recognised at fair value including direct and incremental transaction costs and measured subsequently at amortised cost, using the effective interest method, less any provision for impairment.

A sale or reclassification of a more than insignificant amount of held-to-maturity investments would result in the reclassification of all held-to-maturity investments to available-for-sale financial assets.

e) Borrowings

Borrowings (which include deposits by banks, deposits by customers, debt securities in issue and subordinated liabilities) are recognised initially at fair value, being their issue proceeds (fair value of consideration received) net of transaction costs incurred. Borrowings are subsequently stated at amortised cost or fair value through profit or loss dependent on designation at initial recognition. Savings accounts and time deposits are interest-bearing.

Preference shares which carry a contractual obligation to transfer economic benefits are classified as financial liabilities and are presented in subordinated liabilities. The coupon on these preference shares is recognised in the income statement as interest expense on an amortised cost basis using the effective interest method.

f) Other financial liabilities

All other financial liabilities are initially recognised at fair value net of transaction costs incurred. They are subsequently stated at amortised cost, using the effective interest method.

Contracts involving the receipt of cash on which customers receive an index-linked return are accounted for as equity index-linked deposits. The principal products are Capital Guaranteed/Protected Products which give the customers a limited participation in the upside growth of an equity index. In the event the index falls in price, a cash principal element is guaranteed/protected. The equity index-linked deposits contain embedded derivatives. These embedded derivatives, in combination with the principal cash deposit element, are designed to replicate the investment performance profile tailored to the return agreed in the contracts with customers. The cash principal element is accounted for as deposits by customers at amortised cost. The embedded derivatives are separated from the host instrument and are separately accounted for as derivative financial instruments.

g) Sale and repurchase agreements (including stock borrowing and lending)

Securities sold subject to a commitment to repurchase them at a predetermined price (repos) under which substantially all the risks and rewards of ownership are retained by the Santander UK group remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (reverse repos) are not recognised on the balance sheet and the consideration paid is recorded as an asset. The difference between the sale and repurchase price is treated as trading income in the income statement, except where the repo is not treated as part of the trading book, in which case the difference is recorded in interest income or expense.

Securities lending and borrowing transactions are generally secured, with collateral taking the form of securities or cash advanced or received. Securities lent or borrowed are not reflected on the balance sheet. Collateral in the form of cash received or advanced is recorded as a deposit or a loan. Collateral in the form of securities is not recognised.

h) Day One profit adjustments

The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, sometimes the fair value will be based on other observable current market transactions in the same instrument, without modification or repackaging, or on a valuation technique whose variables include only data from observable markets, such as interest rate yield curves, option volatilities and currency rates. When such evidence exists, the Santander UK group recognises a trading gain or loss at inception (Day One gain or loss), being the difference between the transaction price and the fair value. When significant unobservable parameters are used, the entire Day One gain or loss is deferred and is recognised in the income statement over the life of the transaction until the transaction matures, is closed out, the valuation inputs become observable or the Santander UK group enters into an offsetting transaction.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments (derivatives) are contracts or agreements whose value is derived from one or more underlying indices or asset values inherent in the contract or agreement, which require no or little initial net investment and are settled at a future date. Transactions are undertaken in interest rate, cross currency, equity, residential property and other index-related swaps, forwards, caps, floors, swaptions, as well as credit default and total return swaps, equity index contracts and exchange traded interest rate futures, and equity index options.

Derivatives are held for trading or for risk management purposes. Derivatives are classified as held for trading unless they are designated as being in a hedge relationship. The Santander UK group chooses to designate certain derivatives as in a hedging relationship if they meet specific criteria, as further described within ‘hedge accounting’ below.

Derivatives are recognised initially (on the date on which a derivative contract is entered into), and are subsequently remeasured, at their fair value. Fair values of exchange-traded derivatives are obtained from quoted market prices. Fair values of over-the-counter derivatives are obtained using valuation techniques, including discounted cash flow and option pricing models.

Derivatives may be embedded in other financial instruments, such as the conversion option in a convertible bond. Embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract; the terms of the embedded derivative would meet the definition of a stand-alone derivative if they were contained in a separate contract; and the combined contract is not held for trading or designated at fair value. These embedded derivatives are measured at fair value with changes in fair value recognised in the income statement.

Contracts containing embedded derivatives are not subsequently reassessed for separation unless either there has been a change in the terms of the contract which significantly modifies the cash flows (in which case the contract is reassessed at the time of modification) or the contract has been reclassified (in which case the contract is reassessed at the time of reclassification).

All derivatives are carried as assets when their fair value is positive and as liabilities when their fair value is negative, except where netting is permitted. The method of recognising fair value gains and losses depends on whether derivatives are held for trading or are designated as hedging instruments and, if the latter, the nature of the risks being hedged. All gains and losses from changes in the fair value of derivatives held for trading are recognised in the income statement, and included within net trading and other income.

Offsetting financial assets and liabilities

Offsetting financial assets and liabilities

Financial assets and liabilities including derivatives are offset and the net amount reported in the balance sheet when there is a legally enforceable right to set off the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously. The Santander UK group is party to a number of arrangements, including master netting arrangements under industry standard agreements which facilitate netting of transactions in jurisdictions where netting agreements are recognised and have legal force. The netting arrangements do not generally result in an offset of balance sheet assets and liabilities for accounting purposes, as transactions are usually settled on a gross basis.

Hedge accounting

Hedge accounting

The Santander UK group applies hedge accounting to represent, to the maximum possible extent permitted under accounting standards, the economic effects of its risk management strategies. Derivatives are used to hedge exposures to interest rates, exchange rates and certain indices such as retail price indices.

At the time a financial instrument is designated as a hedge (i.e. at the inception of the hedge), the Santander UK group formally documents the relationship between the hedging instrument(s) and hedged item(s), its risk management objective and strategy for undertaking the hedge. The documentation includes the identification of each hedging instrument and respective hedged item, the nature of the risk being hedged (including the benchmark interest rate being hedged in a hedge of interest rate risk) and how the hedging instrument’s effectiveness in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk is to be assessed. Accordingly, the Santander UK group formally assesses, both at the inception of the hedge and on an ongoing basis, whether the hedging derivatives have been and will be highly effective in offsetting changes in the fair value attributable to the hedged risk during the period that the hedge is designated. A hedge is normally regarded as highly effective if, at inception and throughout its life, the Santander UK group can expect, and actual results indicate, that changes in the fair value or cash flow of the hedged items are effectively offset by changes in the fair value or cash flow of the hedging instrument. If at any point it is concluded that it is no longer highly effective in achieving its documented objective, hedge accounting is discontinued.

Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the derivatives may be designated as either: (i) hedges of the change in fair value of recognised assets or liabilities or firm commitments (fair value hedges); (ii) hedges of the variability in highly probable future cash flows attributable to a recognised asset or liability, or a forecast transaction (cash flow hedges); or (iii) a hedge of a net investment in a foreign operation (net investment hedges). The Santander UK group applies fair value hedge accounting and cash flow hedge accounting but not hedging of a net investment in a foreign operation.

a) Fair value hedge accounting

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Where the hedged item is measured at amortised cost, the fair value changes due to the hedged risk adjust the carrying amount of the hedged asset or liability. Changes in the fair value of portfolio hedged items are presented separately in the consolidated balance sheet in macro hedge of interest rate risk and recognised in the income statement within net trading and other income. If the hedge no longer meets the criteria for hedge accounting, changes in the fair value of the hedged item attributable to the hedged risk are no longer recognised in the income statement. For fair value hedges of interest rate risk, the cumulative adjustment that has been made to the carrying amount of the hedged item is amortised to the income statement using the effective interest method over the period to maturity. For portfolio hedged items, the cumulative adjustment is amortised to the income statement using the straight line method over the period to maturity.

b) Cash flow hedge accounting

The effective portion of changes in the fair value of qualifying cash flow hedges is recognised in other comprehensive income in the cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognised immediately in the income statement. Amounts accumulated in equity are reclassified to the income statement in the periods in which the hedged item affects profit or loss. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised in the income statement when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement.

The Santander UK group is exposed to cash flow interest rate risk on its floating rate assets and foreign currency risk on its fixed rate debt issuances denominated in foreign currency. Cash flow hedging is used to hedge the variability in cash flows arising from both these risks.

Securitisation transactions

Securitisation transactions

The Santander UK group has entered into certain arrangements where undertakings have issued mortgage-backed and other asset-backed securities or have entered into funding arrangements with lenders in order to finance specific loans and advances to customers. As the Santander UK group has retained substantially all the risks and rewards of the underlying assets, such financial instruments continue to be recognised on the balance sheet, and a liability recognised for the proceeds of the funding transaction.

Impairment of financial assets

Impairment of financial assets

At each balance sheet date the Santander UK group assesses whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated. In the case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost is considered an indicator that the assets are impaired.

Assets carried at amortised cost

For loans and advances, loans and receivables securities and held-to-maturity investments, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognised in profit or loss. If a loan or held-to-maturity investment has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognised (such as an improvement in the debtor’s credit rating), the reversal of the previously recognised impairment loss is recognised in profit or loss.

More detailed policies for certain portfolios measured at amortised cost are described below.

a) Loans and advances

Impairment loss allowances for loans and advances, less amounts released and recoveries of amounts written off are charged to the line item ‘Impairment losses on loans and advances’ in the income statement. The impairment loss allowances are deducted from the ‘Loans and advances to banks’, ‘Loans and advances to customers’ and ‘Loans and receivables securities’ line items on the balance sheet.

i) Retail assets

Retail customers are assessed either individually or collectively for impairment. Potential indicators of loss events which may be evidence of impairment for retail borrowers may include:

–	Missed payments of capital or interest
–	The borrower notifying the Santander UK group of current or likely financial distress
–	Request from a borrower to change contractual terms as a result of the borrower’s financial difficulty (i.e. forbearance)
–	Arrears on other accounts held by the borrower.

Individual assessment

For individually assessed assets, the Santander UK group measures the amount of the loss as the difference between the carrying amount of the asset and the present value of the estimated future cash flows from the asset discounted at the asset’s original effective interest rate.

Collective assessment

In making a collective assessment for impairment, financial assets are grouped together according to their credit risk characteristics. These can include grouping by product, loan-to-value, brand, geography, type of customer and previous insolvency events. For each such portfolio or sub-segment of the portfolio, future cash flows are estimated through the use of historical loss experience. The historical loss experience is adjusted to include the effects of changes in current economic, behavioural and other conditions that cannot be successfully depicted solely from historical experience. The loss is discounted at the effective interest rate, except where portfolios meet the criteria for short-term receivables. The unwind of the discount over time is reported through interest and other similar income within the income statement, with an increase to the impairment loss allowances on the balance sheet. Loans for which evidence of potential loss have been specifically identified are group together for the purpose of calculating an allowance for observed losses. Loans for which no evidence of loss has been specifically identified on an individual basis are grouped together according to their credit risk characteristics for the purpose of calculating an allowance for incurred but not observed (IBNO) losses. Such losses will only be individually identified in the future.

Observed impaired loss allowance

An impairment loss allowance for observed losses is established for all non-performing loans where it is increasingly probable that some of the capital or interest will not be repaid or recovered through enforcement of any applicable security. The allowance for observed losses is determined on a collective (or portfolio) basis for groups of loans with similar credit risk characteristics. The length of time before a loan is regarded as non-performing is typically when the customer fails to make payments when contractually due for three months or longer, although there can be additional qualifying criteria depending upon the product. For additional information on the definition of non-performing loans (NPLs), see ‘Credit risk management – risk measurement and control’ in the Risk review.

For mortgages and other secured advances, the allowance for observed losses is calculated as the product of the account outstanding balance (exposure) at the reporting date, the estimated proportion that will be repossessed (the loss propensity) and the percentage of exposure which will result in a loss (the loss ratio). The loss propensities for the observed segment (i.e. where the loan is classified as non-performing) represents the percentage that will ultimately be written off, or repossessed for secured advances. Loss propensities are based on recent historical experience, typically covering a period of no more than the most recent twelve months in the year under review. The loss ratio is based on actual cases which have been repossessed and sold using the most recent twelve month average data, segmented by LTV, and is then discounted using the effective interest rate.

For unsecured advances, such as unsecured personal loans, credit cards and overdrafts, the allowance for observed losses is calculated as the product of the number of accounts in the portfolio, the estimated proportion of accounts that will be written off, the estimated proportion of such cases that will result in a loss (the loss factor) and the average loss incurred (the loss per case). The loss per case is based on actual cases using the most recent six month average data of losses that have been incurred, and is then discounted using the effective interest rate.

Based on historical experience, the gross loss ratio or gross loss per case is realised in cash several months after the customer first defaults, during which time interest and fees and charges continue to accrue on the account. The future fees and charges included in the gross loss ratio or gross loss per case are removed and the balance discounted so as to calculate the present value of the loss ratio or loss per case. The discounted loss ratio or loss per case for accounts where a payment has already been missed is higher than for accounts that are up to date because the discounting effect is lower reflecting the fact that the process to recover the funds is further advanced.

IBNO impairment loss allowances

An allowance for IBNO losses is established for loans which are either:

–	Performing and no evidence of loss has been specifically identified on an individual basis but because the loans that are not yet past due are known from past experience to have deteriorated since the initial decision to lend was made (for example, where a borrower has not yet missed a payment but is experiencing financial difficulties at the reporting date, e.g. due to a loss of employment, divorce or bereavement), or
–	In arrears and not classified as non-performing.

The impairment loss calculation resembles the one explained above for the observed segment except that for the IBNO segment:

–	Where the account is currently up to date, the loss propensity represents the percentage of such cases that are expected to miss a payment in the appropriate emergence period and which will ultimately be written off
–	Where the account is delinquent, the loss propensity represents the percentage of such cases that will ultimately be written off.

Emergence period

This is the period which the Santander UK group’s statistical analysis shows to be the period in which losses that had been incurred but have not been separately identified at the balance sheet date become evident as the loans turn into past due. The emergence period is taken into consideration when determining the loss propensities for performing IBNO segment. Based on the Santander UK group’s statistical analysis, the emergence period is six months for unsecured lending and twelve months for secured lending. The longer emergence period for secured lending reflects the fact that a customer is more likely to default on unsecured debt before defaulting on secured lending. The factors considered in determining the length of the emergence period for unsecured lending are recent changes in customers’ debit/credit payment profiles and credit scores. The factors considered for secured lending are the frequency and duration of exceptions from adherence to the contractual payment schedule.

ii) Corporate assets

Impairment losses are assessed individually for corporate assets that are individually significant and collectively for corporate assets that are not individually significant.

Individual assessment

At each balance sheet date, the Santander UK group conducts impairment reviews to assess whether there is objective evidence of impairment for individually significant corporate assets. A specific observed impairment is established for all individually significant loans that have experienced a loss event such as where:

–	An asset has a payment default which has been outstanding for three months or more
–	Non-payment defaults have occurred but where it has become evident that a forbearance exercise will be undertaken due to the inability of the borrower to meet its current contractual repayment schedule
–	It is becoming probable that the borrower will enter bankruptcy or other financial reorganisation
–	The borrower has a winding up notice issued or insolvency event
–	The borrower has had event(s) occur which are likely to adversely impact upon their ability to meet their financial obligations (e.g. where a customer loses a key client or contract)
–	The borrower has regularly and persistently missed/delayed payments but where the account has been maintained below three months past due
–	The customer loan is due to mature within six months and where the prospects of achieving a refinancing are considered low.

In such situations the asset is transferred to the Commercial Banking Restructuring & Recoveries team. As part of their impairment reviews, an assessment is undertaken of the expected future cash flows (including, where appropriate, cash flows through enforcement of any applicable security held) in relation to the relevant asset, discounted at the loan’s original effective interest rate. The result is compared to the current carrying value of the asset. Any shortfall evidenced as a result of such a review will be assessed and recorded as an observed specific impairment loss allowance.

Collective assessment

Observed impairment loss allowances

A collective impairment loss allowance is established for loans which are not individually significant and have suffered a loss event. These non-individually significant loans are grouped together according to their credit risk characteristics and the allowance for observed losses is determined on a collective basis by applying loss rates (i.e. estimated loss given default) derived from analysis of historical loss data of observed losses.

IBNO impairment loss allowances

Loans for which no evidence of loss has been specifically identified on an individual basis are grouped together according to their credit risk characteristics for the purpose of calculating an IBNO allowance for incurred inherent losses. Such losses will only be individually identified in the future. As soon as information becomes available which identifies incurred losses on individual loans within the group, those loans are removed from the group and assessed on an individual basis for impairment or included in the observed collective assessment above depending on their individual significance.

The allowance for IBNO losses is determined on a portfolio basis using the following factors:

–	Historical loss experience in portfolios of similar credit risk characteristics (for example, by product)
–	The estimated period between an impairment event occurring and the loss being identified and evidenced by the establishment of an observed loss allowance against the individual loan (known as the emergence period, as discussed below)
–	Management’s judgement as to whether current economic and credit conditions are such that the actual level of incurred inherent losses at the balance sheet date is likely to be greater or less than that suggested by historical experience.

Emergence period

This is the period in which losses that had been incurred but have not been separately identified become evident. The emergence period spans between six to twelve months according to the corporate portfolio being assessed and is estimated having regard to historic experience and loan characteristics across the portfolio. The factors considered in determining the length of the emergence period include the frequency of the management information received or any change in account utilisation behaviour.

iii) Assets subject to forbearance

To support Retail and Corporate customers that encounter actual or apparent financial difficulties, the Santander UK group may grant a concession, whether temporary or permanent, to amend contractual amounts or timings where a customer’s financial distress indicates a potential that satisfactory repayment may not be made within the original terms and conditions of the contract. These arrangements are known as forbearance. There are different risk characteristics associated with loans that are subject to forbearance as compared to loans that are not. A range of forbearance arrangements may be entered into by the Santander UK group, reflecting the different risk characteristics of such loans. The Santander UK group’s forbearance programmes are described in the credit risk section in the Risk review.

Retail assets

Mortgages

The main types of forbearance offered are capitalisation or a term extension, subject to customer negotiation and vetting. These accounts are reported in arrears until the arrears are capitalised, at which point the accounts will be transferred to the ‘performing’ category. However, accounts which were classified as ‘non-performing’ at the point forbearance is agreed continue to be reported as ‘non-performing’ until the payments received post forbearance equate to the amount of arrears outstanding at the point of forbearance. The impairment provision on these accounts is based on the delinquency cycle in which the account was classified when it entered forbearance, unless the account’s status has further deteriorated since then, in which case the impairment provision will be based on the current status.

The impairment loss allowances on these accounts are calculated in the same manner as on any other account, using the Santander UK group’s collective assessment methodology. In making a collective assessment for impairment, accounts are grouped according to their credit risk characteristics. For each category of loans, accounts are individually assigned a loss propensity based on a defined behavioural scorecard which reflects any history of forbearance. The loss propensity applied in the collective assessment calculation is higher for forborne accounts than for other performing loans reflecting the higher risk of default attached to these accounts.

Unsecured personal loans (UPLs)

The main type of forbearance offered is reduced repayment arrangements. Where accounts undergoing forbearance are in arrears, these continue to be reported in the delinquency cycle, until all arrears are capitalised or paid up, at which point the accounts will be transferred to the ‘performing’ category. The impairment provision on these accounts is based on the delinquency cycle in which the account was classified when it entered forbearance, unless the account’s status has further deteriorated since then, in which case the impairment provision will be based on the current status. Where the accounts reside in the ‘performing’ category as a result of forbearance, the impairment allowance requirements are based on default probability that take account of the higher inherent risk in the forborne asset relative to other performing assets.

Other unsecured (credit cards and overdrafts)

The main type of forbearance offered is reduced repayment arrangements. Reduced payment arrangements are treated for impairment purposes in the same way as UPLs above.

Corporate assets

For corporate borrowers, the main types of forbearance offered are term extensions or interest-only concessions and in limited circumstances, other forms of forbearance options (including debt-for-equity swaps), subject to customer negotiation and vetting. If such accounts were classified in the ‘non-performing’ loan category prior to the forbearance, they continue to be classified as non-performing until evidence of compliance with the new terms is demonstrated (typically over a period of at least three months) before being reclassified as ‘substandard’. If the account was categorised as performing at the time the revised arrangements were agreed, the case is reclassified to ‘substandard’ upon completion of the forbearance agreement.

Once a substandard asset has demonstrated continued compliance with the new terms and the risk profile is deemed to have improved it may be reclassified as a ‘performing asset’. Until then, impairment loss allowances for such loans are assessed individually, taking into account the value of collateral held as confirmed by third party professional valuations and the available cash flow to service debt over the period of the forbearance. These impairment loss allowances are assessed and reviewed regularly. In the case of a debt for equity conversion, the converted debt is written off against the existing impairment loss allowance at the point forbearance is granted.

iv) Reversals of impairment

If in a subsequent period, the amount of an impairment loss reduces and the reduction can be related objectively to an event occurring after the impairment was recognised, the excess is written back by reducing the impairment loss allowance accordingly. The write-back is recognised in the income statement.

v) Write-off

For secured loans, a write-off is only made when all collection procedures have been exhausted and the security has been sold or from claiming on any mortgage indemnity guarantee or other insurance. In the corporate portfolio, there may be occasions where a write-off occurs for other reasons, for example, following a consensual restructure or refinancing of the debt or where the debt is sold for strategic reasons into the secondary market at a value lower than the face value of the debt.

There is no threshold based on past due status beyond which all secured loans are written off as there can be significant variations in the time needed to enforce possession and sale of the security, especially due to the different legal frameworks that apply in different regions of the UK. For unsecured loans, a write-off is only made when all internal avenues of collecting the debt have been exhausted and the debt is passed over to external collection agencies. A past due threshold is applied to unsecured debt where accounts that are 180 days past due are written off unless there is a dispute awaiting resolution. Contact is made with customers with the aim to achieve a realistic and sustainable repayment arrangement. Litigation and/or enforcement of security is usually carried out only when the steps described above have been undertaken without success.

All write-offs are on a case-by-case basis, taking account of the exposure at the date of write-off, after accounting for the value from any collateral or insurance held against the loan. The exception to this is in cases where fraud has occurred, where the exposure is written off once full investigations have been completed and the probability of recovery is minimal. The time span between discovery and write-off will be short and may not result in an impairment loss allowance being raised. The write-off policy is regularly reviewed. Write-offs are charged against previously established impairment loss allowances.

vi) Recoveries

Recoveries of impairment losses are not included in the impairment loss allowance, but are taken to income and offset against impairment losses. Recoveries of impairment losses are classified in the income statement as ‘Impairment losses on loans and advances’.

b) Loans and receivables securities and held-to-maturity investments

Loans and receivables securities and held-to-maturity investments are assessed individually for impairment. An impairment loss is incurred if there is objective evidence that a loss event has occurred since initial recognition of the assets that has an impact on the estimated future cash flows of the asset. Potential indicators of loss events include significant financial distress of the issuer and default or delinquency in interest and principal payments (breach of contractual terms).

Loans and receivables securities and held-to-maturity investments are monitored for potential impairment through a detailed expected cash flow analysis, where appropriate, taking into account the structure and underlying assets of each individual security. Once specific events give rise to a reasonable expectation that future anticipated cash flows may not be received, the asset originating these doubtful cash flows will be deemed to be impaired with the impairment loss being measured as the difference between the expected future cash flows discounted at the original effective interest rate and the carrying value of the asset.

c) Assets classified as available-for-sale

The Santander UK group assesses at each balance sheet date whether there is objective evidence that an available-for-sale financial asset is impaired. In addition to the criteria for loans and advances and loans and receivables securities set out above, the assessment involves reviewing the financial circumstances (including creditworthiness) and future prospects of the issuer, assessing the future cash flows expected to be realised and, in the case of equity shares, considering whether there has been a significant or prolonged decline in the fair value of the security below its cost. The cumulative loss is measured as the difference between the acquisition cost and the current fair value, less any impairment loss previously reported in the income statement and is removed from other comprehensive income and recognised in the income statement. For impaired debt instruments, further impairment losses are recognised where there has been a further negative impact on expected future cash flows.

If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase is due to an event occurring after the impairment loss was recognised in the income statement (with objective evidence to support this), the impairment loss is reversed through the income statement. If, in a subsequent period, the fair value of an equity instrument classified as available-for-sale increases, all such increases in the fair value are treated as a revaluation, and are recognised in other comprehensive income. Impairment losses recognised on equity instruments are not reversed through the income statement.

Impairment of non-financial assets

Impairment of non-financial assets

At each balance sheet date, or more frequently when events or changes in circumstances dictate, property plant and equipment (including operating lease assets) and intangible assets (including goodwill) are assessed for indicators of impairment. If indications are present, these assets are subject to an impairment review.

The impairment review comprises a comparison of the carrying amount of the asset or cash generating unit with its recoverable amount: the higher of the asset’s or cash-generating unit’s fair value less costs to sell and its value in use. The cash-generating unit represents the lowest level at which non-financial assets including goodwill is monitored for internal management purposes and is not larger than an operating segment.

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Value in use is calculated by discounting management’s expected future cash flows obtainable as a result of the asset’s continued use, including those resulting from its ultimate disposal, at a market based discount rate on a pre-tax basis. The recoverable amounts of goodwill have been based on value in use calculations.

The carrying values of property, plant and equipment, goodwill and other intangible assets are written down by the amount of any impairment and the loss is recognised in the income statement in the period in which it occurs. A previously recognised impairment loss relating to property, plant and equipment may be reversed in part or in full when a change in circumstances leads to a change in the estimates used to determine the property, plant and equipment’s recoverable amount. The carrying amount of the property, plant and equipment will only be increased up to the amount that would have been had the original impairment not been recognised. Impairment losses on goodwill are not reversed. For conducting goodwill impairment reviews, cash generating units are the lowest level at which management monitors the return on investment on assets.

Leases

Leases

a) The Santander UK group as lessor

Operating lease assets are recorded at cost and depreciated over the life of the asset after taking into account anticipated residual values. Operating lease rental income and depreciation is recognised on a straight-line basis over the life of the asset. Amounts due from lessees under finance leases and hire purchase contracts are recorded as receivables at the amount of the Santander UK group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Santander UK group’s net investment outstanding in respect of the leases and hire purchase contracts.

b) The Santander UK group as lessee

The Santander UK group enters into operating leases for the rental of equipment or real estate. Payments made under such leases are charged to the income statement on a straight-line basis over the period of the lease. When an operating lease is terminated before the lease period has expired, any payment to be made to the lessor by way of penalty is recognised as an expense in the period in which termination takes place.

If the lease agreement transfers the risk and rewards of the asset, the lease is recorded as a finance lease and the related asset is capitalised. At inception, the asset is recorded at the lower of the present value of the minimum lease payments or fair value and depreciated over the lower of the estimated useful life and the life of the lease. The corresponding rental obligations are recorded as borrowings. The aggregate benefit of incentives, if any, is recognised as a reduction of rental expense over the lease term on a straight-line basis.

Income taxes, including deferred taxes

Income taxes, including deferred taxes

The tax expense represents the sum of the income tax currently payable and deferred income tax.

Income tax payable on profits, based on the applicable tax law in each jurisdiction, is recognised as an expense in the period in which profits arise. Taxable profit differs from net profit as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. Current taxes associated with the repurchase of equity instruments are reported directly in equity.

A current tax liability for the current or prior period is measured at the amount expected to be paid to the tax authorities. Where the amount of the final tax liability is uncertain or where a position is challenged by a taxation authority, the liability recognised is the most likely outcome. Where a most likely outcome cannot be determined, a weighted average basis is applied.

Deferred income tax is the tax expected to be payable or recoverable on income tax losses available to carry forward and on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which the assets may be utilised as they reverse. Such deferred tax liabilities are not recognised if the temporary difference arises from the initial recognition of goodwill. Deferred tax assets and liabilities are not recognised from the initial recognition of other assets (other than in a business combination) and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised based on rates enacted or substantively enacted at the balance sheet date. Deferred tax is charged or credited in the income statement, except when it relates to items recognised in other comprehensive income or directly in equity, in which case the deferred tax is also recognised in other comprehensive income or directly in equity. Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries except where the Santander UK group is able to control reversal of the temporary difference and it is probable that it will not reverse in the foreseeable future. The Santander UK group reviews the carrying amount of deferred tax assets at each balance sheet date and reduces it to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax relating to actuarial gains and losses on defined benefits is recognised in other comprehensive income. Deferred tax relating to fair value re-measurements of available-for sale investments and cash flow hedging instruments is charged or credited directly to other comprehensive income and is subsequently recognised in the income statement when the deferred fair value gain or loss is recognised in the income statement.

Deferred and current tax assets and liabilities are only offset when they arise in the same tax reporting group and where there is both the legal right and the intention to settle on a net basis or to realise the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise balances with less than three months maturity from the date of acquisition, including cash and non-restricted balances with central banks, treasury bills and other eligible bills, loans and advances to banks and short-term investments in securities.

Balances with central banks represent amounts held at the Bank of England and the US Federal Reserve as part of the Santander UK group’s liquidity management activities. In addition, it includes certain minimum cash balances held for regulatory purposes required to be maintained with the Bank of England.

Provisions

Provisions

Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefits will be necessary to settle the obligation, and it can be reliably estimated.

Conduct provisions are made for the estimated cost of making redress payments with respect to the past sales of products, based on conclusions regarding the number of claims that will be received, including the number of those that will be upheld, the estimated average settlement per case and other related costs. Provision is made for the anticipated cost of restructuring, including redundancy costs, when an obligation exists. An obligation exists when the Santander UK group has a detailed formal plan for restructuring a business, has raised valid expectations in those affected by the restructuring, and has started to implement the plan or announce its main features.

When a leasehold property ceases to be used in the business, provision is made where the unavoidable costs of the future obligations relating to the lease are expected to exceed anticipated rental income. The net costs are discounted using market rates of interest to reflect the long-term nature of the cash flows.

Provision is made for irrevocable loan commitments, other than those classified as held for trading, within impairment loss allowances if it is probable that the facility will be drawn and the resulting loan will be recognised at a value less than the cash advanced.

Contingent liabilities are possible obligations whose existence will be confirmed only by certain future events or present obligations where the transfer of economic benefit is uncertain or cannot be reliably measured. Contingent liabilities are not recognised but are disclosed unless they are remote.

Financial guarantee contracts

Financial guarantee contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of a debt instrument. The Santander UK group accounts for guarantees that meet the definition of a financial guarantee contract at fair value on initial recognition. In subsequent periods, these guarantees are measured at the higher of the initial fair value less cumulative amortisation and the amount that would be recognised as a provision in accordance with IAS 37.

Share capital

Share capital

a) Share issue costs

Incremental external costs directly attributable to the issue of new shares are deducted from equity net of related income taxes.

b) Dividends

Dividends on ordinary shares are recognised in equity in the period in which the right to receive payment is established.

Critical Accounting Policies and Areas of Significant Management Judgement

CRITICAL ACCOUNTING POLICIES AND AREAS OF SIGNIFICANT MANAGEMENT JUDGEMENT

The preparation of the Consolidated Financial Statements requires management to make estimates and judgements that affect the reported amount of assets and liabilities at the date of the Consolidated Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its estimates and judgements on an ongoing basis. Management bases its estimates and judgements on historical experience and on various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

The following accounting estimates and judgements are considered important to the portrayal of the Santander UK group’s financial results and financial condition because: (i) they are highly susceptible to change from period to period as assumptions are made to calculate the estimates, and (ii) any significant difference between the estimated amounts and actual amounts could have a material impact on the Santander UK group’s future financial results and financial condition.

In calculating each estimate, a range of outcomes was calculated based principally on management’s conclusions regarding the input assumptions relative to historic experience. The actual estimates were based on what management concluded to be the most probable assumptions within the range of reasonably possible assumptions.

a) Impairment loss allowances for loans and advances to customers

The Santander UK group estimates impairment losses for loans and advances to customers, loans and receivables securities, and loans and advances to banks as described in the accounting policy ‘Impairment of financial assets’. Management’s assumptions about impairment losses are based on past performance, past customer behaviour, the credit quality of recent underwritten business and general economic conditions, which are not necessarily an indication of future losses.

At 31 December 2017, impairment allowances held against loans and advances to customers totalled £940m (2016: £921m). The net impairment loss (i.e. after recoveries) for loans and advances to customers recognised in 2017 was £203m (2016: £67m, 2015: £66m). In calculating impairment loss allowances, a range of outcomes was calculated, either for each individual loan or by portfolio taking account of the uncertainty relating to economic conditions. For retail lending, the range was based on different management assumptions as to loss propensity and loss ratio relative to historic experience. For corporate lending, the range reflects different realisation assumptions in respect of collateral held.

If management had used different assumptions, a larger or smaller impairment loss allowance would have resulted that could have had a material impact on the Santander UK group’s reported profit before tax. Specifically, if management’s conclusions were different, but within the range of what management deemed to be reasonably possible, the impairment loss for loans and advances could have decreased by £162m (2016: £193m, 2015: £221m), with a consequential increase in profit before tax, or increased by £229m (2016: £223m, 2015: £167m), with a consequential decrease in profit before tax.

b) Provision for conduct remediation

The provision charge for conduct remediation relating to past activities and products sold recognised in 2017 was £144m (2016: £146m, 2015: £500m) before tax, comprising charges for Payment Protection Insurance (PPI) of £109m (2016: £144m, 2015: £450m) and other products of £35m (2016: £2m, 2015: £50m). The balance sheet provision amounted to £403m (2016: £493m, 2015: £637m), of which £356m (2016: £457m, 2015: £465m) related to PPI. Detailed disclosures on the provision for conduct remediation can be found in Note 27.

The provision mainly represents management’s best estimate of Santander UK’s future liability in respect of mis-selling of PPI policies. It requires significant judgement by management in determining appropriate assumptions, which include the level of complaints expected to be received, of those, the number that will be upheld and redressed, as well as the redress costs for each of the different populations of customers identified. Based on these factors, management determines its best estimate of the anticipated costs of redress and expected operating costs.

The most critical factor in determining the level of PPI provision is the volume of claims. The uphold rate is informed by historical experience and the average cost of redress can be predicted reasonably accurately given that management is dealing with a high volume and reasonably homogeneous population. In setting the provision, management estimated the total claims that were likely to be received until August 2019.

Had management used different assumptions, a larger or smaller provision charge would have resulted that could have had a material impact on the Santander UK group’s reported profit before tax. Detailed disclosures on the assumptions used, including sensitivities, can be found in Note 27.

c) Pensions

The Santander UK group operates a number of defined benefit pension schemes as described in Note 28 and estimates their position as described in the accounting policy ‘Pensions and other post retirement benefits’.

The defined benefit pension schemes which were in a net asset position had a surplus of £449m (2016: £398m) and the defined benefit pension schemes which were in a net liability position had a deficit of £286m (2016: £262m).

Accounting for defined benefit pension schemes requires management to make assumptions principally about the discount rate adopted, but also about mortality, price inflation, pension increases, life expectancy and earnings growth. Management’s assumptions are based on past experience and current economic trends, which are not necessarily an indication of future experience.

During the year the methodology to derive the inflation rate was changed to better reflect management’s view of inflation expectations. At 31 December 2017 this had a negative impact on the accounting surplus of £125m.

Detailed disclosures on the current year service cost and deficit/surplus, including sensitivities and the date of the last formal actuarial valuations of the assets and liabilities of the schemes can also be found in Note 28.